Fair value measurements - Schedule of quantitative and qualitative information regarding significant unobservable inputs (Detail) - Recurring [Member] - Level 3 [Member] ¥ in Billions		6 Months Ended		12 Months Ended
		Sep. 30, 2020 JPY (¥)		Mar. 31, 2020 JPY (¥)		Jun. 30, 2020 JPY (¥)	Sep. 30, 2019 JPY (¥)	Jun. 30, 2019 JPY (¥)	Mar. 31, 2019 JPY (¥)
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 462	[1]	¥ 722	[1]	¥ 556	¥ 639	¥ 632	¥ 577
Fair Value, Financial Instrument, Liabilities		552		441		487	578	605	566
Trading assets and private equity and debt investments [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		298		472		382	372	353	299
Trading assets and private equity and debt investments [Member] | Equities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 10		¥ 14		11	10	12	13
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	Not applicable		Not applicable
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.750		0.750
Impact of increases in significant unobservable valuation inputs	[4]	Lower fair value	[5]	Lower fair value
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.750		0.750
Trading assets and private equity and debt investments [Member] | Equities [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]			Not applicable
Trading assets and private equity and debt investments [Member] | Equities [Member] | Market multiples [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]			0.200
Impact of increases in significant unobservable valuation inputs	[4],[5]			Lower fair value
Trading assets and private equity and debt investments [Member] | Equities [Member] | Market multiples [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]			0.200
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 49		¥ 31		37	26	26	26
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.066		0.070
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.126		0.135
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.102		0.100
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.000		0.000
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.010		0.010
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.004		0.006
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.050		0.050
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.300		0.300
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.134		0.099
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	(0.4)		1.0
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	10.6		11.0
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	5.6		8.9
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	10.5		9.6
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	10.5		9.6
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.050		0.050
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.300		0.300
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.164		0.098
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 13		¥ 8		10	6	6	5
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.000		0.000
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.017		0.014
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.005		0.005
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.058		0.040
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.300		0.180
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.102		0.108
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 129		¥ 228		207	177	195	160
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.000		0.000
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.150		0.179
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.050		0.058
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.000		0.000
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.970		0.807
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.778		0.438
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 20		¥ 62		21	26	3	3
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.000		0.000
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.405		0.308
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.054		0.067
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.061		0.071
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.150		0.150
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.077		0.089
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.000		0.000
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.968		1.000
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.196		0.406
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 62		¥ 94		82	103	80	69
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	Not applicable		Not applicable
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.000		0.000
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.150		0.081
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.039		0.034
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 11		¥ 32		11	21	27	19
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates		Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.092		0.064
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.479		0.568
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.203		0.216
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.200		0.200
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.200		0.200
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.020		0.020
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.020		0.020
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	0.909		0.000
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[3]	1.000		1.000
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[6]	0.950		0.730
Equity contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ (19)	[1]	¥ 19	[1]	(16)	16	2	(8)
Equity contracts [Member] | Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	No predictable interrelationship		No predictable interrelationship
Equity contracts [Member] | Option models [Member] | Dividend yield [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.000		0.000
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.210		0.187
Equity contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.040		0.122
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.901		1.447
Equity contracts [Member] | Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	(0.85)		(0.85)
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.98		0.97
Interest rate contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ (58)	[1]	¥ (54)	[1]	(66)	(46)	(54)	(54)
Interest rate contracts [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	No predictable interrelationship		No predictable interrelationship
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	(0.003)		(0.001)
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.012		0.020
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.086		0.088
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.137		0.138
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.0027		0.00246
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.00933		0.01194
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	(1.00)		(1.00)
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.98		0.98
Credit contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ (15)	[1]	¥ (1)	[1]	(8)	(23)	(9)	(8)
Credit contracts [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	No predictable interrelationship		No predictable interrelationship
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.000		0.001
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.258		0.284
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.000		0.000
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	1.003		1.054
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.500		0.500
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.830		0.830
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.07		0.16
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.74		0.82
Foreign exchange contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 0	[1]	¥ 7	[1]	0	13	15	20
Foreign exchange contracts [Member] | Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	No predictable interrelationship		No predictable interrelationship
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	(0.003)		(0.001)
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.010		0.008
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.026		0.020
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.289		0.239
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.00174		0.00192
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.0028		0.00507
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	(0.25)		(0.25)
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[3]	0.80		0.80
Loans and receivables [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 88	[1]	¥ 96	[1]	98	116	126	129
Loans and receivables [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	No predictable interrelationship		No predictable interrelationship
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[3]	0.000		0.000
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[3]	0.635		0.205
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[6]	0.065		0.042
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[3]	0.575
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[3]			0.575
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[3]			0.980
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[6]	0.575		0.850
Collateralized agreements [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 18	[1]	¥ 15	[1]	19	12	26	33
Collateralized agreements [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	Not applicable		Not applicable
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[3]	0.038		0.038
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[3]	0.051		0.056
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[6]	0.048		0.049
Other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 150	[1]	¥ 168	[1]	147	179	173	166
Other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	No predictable interrelationship		No predictable interrelationship
Other [Member] | DCF [Member] | WACC [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[3]	0.093		0.101
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Other [Member] | DCF [Member] | WACC [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[6]	0.093		0.101
Other [Member] | DCF [Member] | Growth rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[3]	0.020		0.020
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Other [Member] | DCF [Member] | Growth rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[6]	0.020		0.020
Other [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[3]	0.100		0.100
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Other [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[6]	0.100		0.100
Other [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.		Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[3]	4.7		3.9
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[3]	6.0		10.3
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[6]	5.7		4.6
Other [Member] | Market multiples [Member] | PE ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Other [Member] | Market multiples [Member] | PE ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[3]	7.1		6.3
Other [Member] | Market multiples [Member] | PE ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[3]	32.0		20.7
Other [Member] | Market multiples [Member] | PE ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[6]	15.1		11.4
Other [Member] | Market multiples [Member] | Price/Book ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[3]	0.3		0.3
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[3]	1.4		1.3
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[6]	0.9		0.8
Other [Member] | Market multiples [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value		Lower fair value
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[3]	0.100		0.100
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[3]	0.400		0.400
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[6]	0.304		0.286
Trading liabilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 5		¥ 2		4	3	4	0
Trading liabilities [Member] | Equities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		0		0		1	0	0	0
Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		0				0	0	0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 3		1		1	2	3	0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading liabilities	[3]	0.095
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading liabilities	[3]	0.239
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading liabilities	[6]	0.162
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value
Valuation inputs, Trading liabilities	[3]	0.200
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading liabilities	[6]	0.200
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Lower fair value
Valuation inputs, Trading liabilities	[3]	0.020
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading liabilities	[6]	0.020
Short-term borrowings [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 74		¥ 29		30	25	43	31
Short-term borrowings [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	No predictable interrelationship		No predictable interrelationship
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[3]	0.140		0.126
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[3]	0.901		0.764
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[3]	(0.75)		(0.72)
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[3]	0.95		0.94
Long-term borrowings [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 459		¥ 409		¥ 447	¥ 543	¥ 556	¥ 535
Long-term borrowings [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[2]	No predictable interrelationship		No predictable interrelationship
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[3]	0.085		0.086
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[3]	0.901		0.764
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[3]	0.00318		0.0030
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[3]	0.00933		0.01032
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4],[5]	Higher fair value		Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[3]	(1.00)		(1.00)
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[3]	0.98		0.98

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[2]	Consideration of the interrelationships between significant unobservable inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.
[3]	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
[4]	The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.
[5]	The impact of an increase in the significant unobservable input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.
[6]	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.